Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Aggressive Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 74.7%
Penn Series Flexibly Managed Fund*	46,805	$4,991,737
Penn Series Index 500 Fund*	294,182	14,947,411
Penn Series Large Cap Growth Fund*	12,950	548,437
Penn Series Large Cap Value Fund*	65,273	3,386,364
Penn Series Large Core Growth Fund*	63,556	2,206,014
Penn Series Large Core Value Fund*	65,733	2,246,098
Penn Series Large Growth Stock Fund*	18,824	1,625,626
Penn Series Mid Cap Growth Fund*	30,993	1,100,857
Penn Series Mid Cap Value Fund*	34,824	1,127,595
Penn Series Mid Core Value Fund*	72,256	2,810,056
Penn Series Real Estate Securities Fund*	82,065	2,815,654
Penn Series Small Cap Index Fund*	51,942	1,642,916
Penn Series SMID Cap Growth Fund*	24,365	1,082,522
Penn Series SMID Cap Value Fund*	28,245	1,113,986
TOTAL AFFILIATED EQUITY FUNDS (Cost $32,653,218)		41,645,273

AFFILIATED FIXED INCOME FUNDS — 7.0%
Penn Series Limited Maturity Bond Fund*	38,008	557,954
Penn Series Quality Bond Fund*	200,500	3,352,369
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $3,601,401)		3,910,323

AFFILIATED INTERNATIONAL EQUITY FUNDS — 17.6%
Penn Series Developed International Index Fund*	140,349	2,714,359
Penn Series Emerging Markets Equity Fund*	201,648	2,161,663
Penn Series International Equity Fund*	113,275	4,919,536
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $8,828,729)		9,795,558
TOTAL INVESTMENTS — 99.3% (Cost $45,083,348)		$55,351,154
Other Assets & Liabilities — 0.7%		373,512
TOTAL NET ASSETS — 100.0%		$55,724,666

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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